UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Tyndall Capital Partners, L.P.

Address:   599 Lexington Avenue
           Suite 4100
           New York, New York 10022


Form 13F File Number: 28-10427


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey S. Halis
Title:  Manager
Phone:  212-446-2460

Signature,  Place,  and  Date  of  Signing:

/s/ Jeffrey S. Halis               New York, NY                       5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              42

Form 13F Information Table Value Total:  $      501,274
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ANADARKO PETE CORP           COM            032511107   74,345   907,534 SH       SOLE                  907,534      0    0
ASSISTED LIVING CONCPT NEV N CL A NEW       04544X300    3,016    77,061 SH       SOLE                   77,061      0    0
ASSOCIATED BANC CORP         COM            045487105      422    28,408 SH       SOLE                   28,408      0    0
BIOGEN IDEC INC              COM            09062X103    5,960    81,117 SH       SOLE                   81,117      0    0
BLACKROCK INC                COM            09247X101   11,880    59,100 SH       SOLE                   59,100      0    0
CARDINAL HEALTH INC          COM            14149Y108      617    15,000 SH       SOLE                   15,000      0    0
CELESTICA INC                SUB VTG SHS    15101Q108      508    47,424 SH       SOLE                   47,424      0    0
CHARTER FINL CORP WEST PT GA COM            16122M100    7,708   697,547 SH       SOLE                  697,547      0    0
COCA COLA ENTERPRISES INC NE COM            19122T109   42,315 1,550,000 SH       SOLE                1,550,000      0    0
COLONIAL FINL SVCS INC       COM            19566B101    2,672   206,335 SH       SOLE                  206,335      0    0
COMTECH TELECOMMUNICATIONS C COM NEW        205826209   12,146   446,200 SH       SOLE                  446,200      0    0
EAGLE BANCORP MONT INC       COM            26942G100    3,198   274,508 SH       SOLE                  274,508      0    0
ERIE INDTY CO                CL A           29530P102   76,401 1,074,403 SH       SOLE                1,074,403      0    0
FIFTH THIRD BANCORP          COM            316773100      609    43,852 SH       SOLE                   43,852      0    0
FIRST CTZNS BANCSHARES INC N CL A           31946M103    1,288     6,423 SH       SOLE                    6,423      0    0
FIRST FINANCIAL NORTHWEST IN COM            32022K102    5,595   984,952 SH       SOLE                  984,952      0    0
FURIEX PHARMACEUTICALS INC   COM            36106P101   11,926   706,544 SH       SOLE                  706,544      0    0
GENERAL ELECTRIC CO          COM            369604103    1,975    98,520 SH       SOLE                   98,520      0    0
GENZYME CORP                 COM            372917104   23,692   311,100 SH       SOLE                  311,100      0    0
GREIF INC                    CL B           397624206   16,564   268,898 SH       SOLE                  268,898      0    0
HSN INC                      COM            404303109      240     7,495 SH       SOLE                    7,495      0    0
JACKSONVILLE BANCORP INC MD  COM            46924R106      930    73,217 SH       SOLE                   73,217      0    0
JPMORGAN CHASE & CO          COM            46625H100    1,383    30,000 SH       SOLE                   30,000      0    0
LIVE NATION ENTERTAINMENT IN COM            538034109      110    11,050 SH       SOLE                   11,050      0    0
MBIA INC                     COM            55262C100      452    45,000 SH       SOLE                   45,000      0    0
MI DEVS INC                  CL A SUB VTG   55304X104   37,677 1,300,113 SH       SOLE                1,300,113      0    0
MYREXIS INC                  COM            62856H107    5,019 1,303,760 SH       SOLE                1,303,760      0    0
NORDION INC                  COM            65563C105   17,730 1,500,000 SH       SOLE                1,500,000      0    0
OCEAN SHORE HLDG CO NEW      COM            67501R103    4,212   324,000 SH       SOLE                  324,000      0    0
ONEIDA FINL CORP MD          COM            682479100    3,093   351,528 SH       SOLE                  351,528      0    0
ORITANI FINL CORP DEL        COM            68633D103    8,876   700,000 SH       SOLE                  700,000      0    0
PATHFINDER BANCORP INC       COM            70320A103      325    32,000 SH       SOLE                   32,000      0    0
QUICKSILVER RESOURCES INC    COM            74837R104    7,155   500,000 SH       SOLE                  500,000      0    0
RIVER VY BANCORP             COM            768475105      640    44,732 SH       SOLE                   44,732      0    0
SANMINA SCI CORP             COM NEW        800907206      625    55,797 SH       SOLE                   55,797      0    0
SCRIPPS E W CO OHIO          CL A NEW       811054402    9,399   949,351 SH       SOLE                  949,351      0    0
SYMANTEC CORP                COM            871503108      353    19,065 SH       SOLE                   19,065      0    0
UNITED CMNTY BANCORP         COM            90984H103    1,631   225,000 SH       SOLE                  225,000      0    0
VODAFONE GROUP PLC NEW       SPONS ADR NEW  92857W209   63,250 2,200,000 SH       SOLE                2,200,000      0    0
WALTER INVT MGMT CORP        COM            93317W102    4,528   280,714 SH       SOLE                  280,714      0    0
WASHINGTON POST CO           CL B           939640108   29,482    67,379 SH       SOLE                   67,379      0    0
WAYNE SVGS BANCSHARES INC NE COM            94624Q101    1,327   154,720 SH       SOLE                  154,720      0    0
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